Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-B
Monthly Servicer's Report
for the month of November 2015

Collection Period Start	1-Nov-15	Distribution Date	15-Dec-15
Collection Period End	30-Nov-15	30/360 Days	30
Beg. of Interest Period	16-Nov-15	Actual/360 Days	29
End of Interest Period	15-Dec-15

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		963,859,720.12	254,045,167.81	219,697,348.51	0.2279350
Total Securities		963,859,720.12	254,045,167.81	219,697,348.51	0.2279350
Class A-1 Notes	0.240000%	127,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.570000%	140,000,000.00	0.00	0.00	0.0000000
Class A-2b Notes	0.467000%	225,000,000.00	0.00	0.00	0.0000000
Class A-3 Notes	0.750000%	193,000,000.00	0.00	0.00	0.0000000
Class A-4 Notes	0.920000%	115,000,000.00	90,185,447.69	55,837,628.39	0.4855446
Certificates	0.000000%	163,859,720.12	163,859,720.12	163,859,720.12	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	0.00	0.00	0.0000000	0.0000000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	0.00	0.00	0.0000000	0.0000000
Class A-4 Notes	34,347,819.30	69,142.18	298.6766896	0.6012363
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	34,347,819.30	69,142.18

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				3,356,707.51
Monthly Interest				1,113,768.75
Total Monthly Payments				4,470,476.26

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				275,707.08
Aggregate Sales Proceeds Advance				21,312,460.08
Total Advances				21,588,167.16

Vehicle Disposition Proceeds:
Reallocation Payments				23,885,313.35
Repurchase Payments				1,417,651.87
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				5,918,796.01
Excess Wear and Tear and Excess Mileage				264,968.03
Remaining Payoffs				0.00
Net Insurance Proceeds				179,865.73
Residual Value Surplus				503,708.29
Total Collections				58,228,946.70

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	15,659,909.35			1,107
Involuntary Repossession	80,294.00			5
Voluntary Repossession	36,855.00			3
Full Termination	8,072,243.00			571
Bankruptcy	36,012.00			2
Insurance Payoff		177,836.96		11
Customer Payoff			360,174.40	21
Grounding Dealer Payoff			3,807,265.26	217
Dealer Purchase			913,774.58	46
Total	23,885,313.35	177,836.96	5,081,214.24	1,983

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-B
Monthly Servicer's Report
for the month of November 2015

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	14,161	285,374,752.83	7.00000%	254,045,167.81
Total Depreciation Received		(4,011,810.71)		(3,286,870.24)
Principal Amount of Gross Losses	(20)	(343,773.12)		(307,184.63)
Repurchase / Reallocation	(93)	(1,549,762.11)		(1,417,651.87)
Early Terminations	(729)	(13,096,119.27)		(11,735,541.19)
Scheduled Terminations	(1,146)	(19,990,807.78)		(17,600,571.37)
Pool Balance - End of Period	12,173	246,382,479.84		219,697,348.51

Remaining Pool Balance
Lease Payment				22,241,647.68
Residual Value				197,455,700.83
Total				219,697,348.51

III. DISTRIBUTIONS

Total Collections					58,228,946.70
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					58,228,946.70

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					301,490.68
3. Reimbursement of Sales Proceeds Advance					21,014,384.18
4. Servicing Fee:
Servicing Fee Due					211,704.31
Servicing Fee Paid					211,704.31
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					21,527,579.17

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					0.00

Class A-2 Notes Monthly Interest Paid					0.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					0.00

Class A-2 Notes Monthly Interest Paid					0.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					0.00

Class A-3 Notes Monthly Interest Paid					0.00
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-B
Monthly Servicer's Report
for the month of November 2015

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	69,142.18

Class A-4 Notes Monthly Interest Paid	69,142.18
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	69,142.18
Total Note and Certificate Monthly Interest Paid	69,142.18
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	36,632,225.35

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	34,347,819.30

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	34,347,819.30
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	2,284,406.05

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-B
Monthly Servicer's Report
for the month of November 2015

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			4,819,298.60
Required Reserve Account Amount			14,457,895.80
Beginning Reserve Account Balance			14,457,895.80
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			14,457,895.80
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			2,284,406.05
Gross Reserve Account Balance			16,742,301.85
Remaining Available Collections Released to Seller			2,284,406.05
Total Ending Reserve Account Balance			14,457,895.80

V. POOL STATISTICS

Weighted Average Remaining Maturity			5.14
Monthly Prepayment Speed			85%
Lifetime Prepayment Speed			78%

		$	units
Recoveries of Defaulted and Casualty Receivables		407,451.19
Securitization Value of Gross Losses and Casualty Receivables		307,184.63	20
Aggregate Defaulted and Casualty Gain (Loss)		100,266.56
Pool Balance at Beginning of Collection Period		254,045,167.81
Net Loss Ratio
Current Collection Period		0.0395%
Preceding Collection Period		0.0366%
Second Preceding Collection Period		-0.0558%
Third Preceding Collection Period		0.0370%

Cumulative Net Losses for all Periods		0.1230%	1,185,334.33

Delinquent Receivables:	% of BOP Pool Balance	Amount	Number
31-60 Days Delinquent	1.15%	2,919,256.69	171
61-90 Days Delinquent	0.27%	695,754.14	42
91-120 Days Delinquent	0.07%	181,859.95	9
More than 120 days	0.01%	29,723.81	2
Total Delinquent Receivables:	1.51%	3,826,594.59	224

61+ Days Delinquencies as Percentage of Receivables (Beginning of Period)		Amount	Number
Current Collection Period		0.36%	0.37%
Preceding Collection Period		0.33%	0.35%
Second Preceding Collection Period		0.32%	0.33%
Third Preceding Collection Period		0.36%	0.37%

Aggregate Sales Performance of Auctioned Vehicles		$	units
Sales Proceeds		23,732,152.35	1670
Securitization Value		26,396,551.08	1670
Aggregate Residual Gain (Loss)		(2,664,398.73)

Cumulative Sales Performance of Auctioned Vehicles		$	units
Cumulative Sales Proceeds		262,018,577.51	17,786
Cumulative Securitization Value		288,796,321.43	17,786
Cumulative Residual Gain (Loss)		(26,777,743.92)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			38,247,532.87
Reimbursement of Outstanding Advance			21,014,384.18
Additional Advances for current period			21,312,460.08
Ending Balance of Residual Advance			38,545,608.77

Beginning Balance of Payment Advance			643,867.71
Reimbursement of Outstanding Payment Advance			301,490.68
Additional Payment Advances for current period			275,707.08
Ending Balance of Payment Advance			618,084.11

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-B
Monthly Servicer's Report
for the month of November 2015

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No